FORM 24f-2
                     Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.   Name and  address of issuer:
              BT Investment Funds, 6 St. James Avenue
              Boston, MA  02116

2.   Name of each series or class of funds for which this notice is filed:
              Tax Free Money Fund
              NY Tax Free Money Fund
              Cash Management Fund
              Treasury Money Fund
              Liquid Assets Fund
              Short Interediate U.S. Government Securities Fund
              Utility Fund
              Intermediate Tax Free Fund

3.   Investment Company Act File Number:                  811-4760

     Securities Act File Number:                          33-7404

4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for the purposes of reporting securities sold after the close of the fiscal year but before termination of
the issuer's 24f-2 declaration:                  [     ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:
              0
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
              0
9. Number and aggregate sale price of securities sold during the fiscal year:

     Series of Registrant          Number                    Sale Price
     --------------------          ------                    ----------
     Tax Free Money Fund           802,388,131             $  802,388,131
     NY Tax Free Money Fund        474,692,146             $  474,692,146
     Cash Management Fund        2,113,907,344             $2,113,907,344
     Treasury Money Fund         7,254,751,559             $7,254,751,559
     Liquid Assets Fund             22,159,774             $   22,159,774
     Short Intermediate U.S.
       Government Securities Fund    1,260 050             $   12,376,853
     Utility Fund                       53,280             $      518,659
     Intermediate Tax Free Fund        444,241             $    4,536,603

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Series of Registrant          Number                    Sale Price
     --------------------          ------                    ----------
     Tax Free Money Fund           802,388,131             $  802,388,131
     NY Tax Free Money Fund        474,692,146             $  474,692,146
     Cash Management Fund        2,113,907,344             $2,113,907,344
     Treasury Money Fund         7,254,751,559             $7,254,751,559
     Liquid Assets Fund             22,159,774             $   22,159,774
     Short Intermediate U.S.
       Government Securities Fund    1,260,050             $   12,376,853
     Utility Fund                       53,280             $      518,659
     Intermediate Tax Free Fund        444,241             $    4,536,603

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
(see Instruction B.7):

     Series of Registrant          Number                    Sale Price
     --------------------          ------                    ----------
     Tax Free Money Fund               954,474             $      954,474
     NY Tax Free Money Fund            784,053             $      784,053
     Cash Management Fund            4,960,726             $    4,960,726
     Treasury Money Fund            29,265,311             $   29,265,311
     Liquid Assets Fund                527,385             $      527,385
     Short Intermediate U.S.
       Government Securities Fund      101,095             $      996,808
     Utility Fund                       40,122             $      401,054
     Intermediate Tax Free Fund         84,551             $      868,327

12.           Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):   $10,685,331,069

     (ii)     Aggregate price of shares issued in connection with dividend
              reinvestment plans (from Item 11, if applicable):+    38,758,138

     (iii)    Aggregate price of shares redeemed or repurchased during
              the fiscal year (if applicable):                 -10,847,937,728

     (iv)     Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                   +0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable): (123,848,521)

     (vi)     Divisor prescribed by Section 6(b) of the Securities Act of
              1933 or other applicable law or regulation (see Instruction
              C.6):                                                      2,900

     (vii)    Fee due [line (i) or line (v) divided by line (vi)]: $      0.00

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).
                                                 [    ]
     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
              No fee owed
                                                    SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)                 ___/s/ David Danielson___________

                                              ___Assistant Treasurer___________

     Date     ___February 29 1996__

                             6 St. James Avenue
                                 Ninth Floor
                        Boston, Massachusetts 02116
                               (617) 423-0800

                                                         February 29 1996


BT Investment Funds
6 St. James Avenue, 9th Floor
Boston, Massachusetts 02116

Ladies and Gentlemen:

RE: RULE 24F-2 NOTICE FOR BT INVESTMENT FUNDS (33-7404) FOR THE FISCAL YEAR ENDED DECEMBER 31, 1995.


         This opinion is being furnished in connection with the registration, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite number of shares of beneficial interest (par value $0.001 per share) (the "Shares") of Tax Free Money Fund, NY Tax Free Money Fund, Cash Management Fund, Treasury Money Fund, Liquid Assets Fund, Short Intermediate U.S. Government Securities Fund, Utility Fund, and Intermediate Tax Free Fund (the "Funds"), eight separate series of BT Investment Funds, a Massachusetts business trust (the "Trust"), under the Securities Act of 1933, as amended (the "1933 Act"). I understand that the Trust proposes to file a notice (the "Notice") with the Securities and Exchange Commission (the "Commission") with respect to the Funds for the fiscal year ended December 31, 1995, pursuant to such Rule 24f-2 under the 1940 Act. This opinion is being furnished with a view to your filing it with the Commission in conjunction with the filing of the Notice.

         This opinion is limited solely to the laws of the Commonwealth of Massachusetts as applied by courts in such Commonwealth. This opinion is limited solely to the Shares of the Funds as of the fiscal year ended December 31, 1995 as reflected in the Notice. I understand that the foregoing limitation is acceptable to you.

         Based upon and subject to the foregoing, please be advised that it is my opinion that the Shares covered by the Notice were legally issued and (to the extent still outstanding) are fully paid and non-assessable, except that, as set forth in the Fund's registration statement as currently in effect filed with the Commission pursuant to the 1933 Act, shareholders of the Funds may under certain circumstances be held personally liable for their respective obligations.


                                                      Very truly yours,

                                                  /s/ Philip Coolidge

                                                      Philip W. Coolidge